Prepaid and Other Current Assets	12 Months Ended
Dec. 31, 2014
PREPAID AND OTHER CURRENT ASSETS [Abstract]
Prepaid and Other Current Assets

9. PREPAID AND OTHER CURRENT ASSETS

	As of December 31, (in thousands)
	2013	2014
Prepaid cost of revenue	$424	$7,383
Accrued interest income	10,589	6,290
Rental deposits	4,305	6,158
Deferred tax assets	4,743	4,918
Employee advance	3,430	2,809
Restricted cash	2,149	1,643
VAT refund receivables	2,118	1,416
Prepayment for Sohu services	10,104	—
Refundable corporate income tax	20,835	—
Others	5,760	3,904

Total	$64,457	$34,521